Employee Benefit Plan (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 123
2014	44
2015	58
2016	129
2017	34
2018-2022	265
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	50
2014	42
2015	50
2016	48
2017	60
2018-2022	$ 357